ACQUIRED INTANGIBLE ASSETS, NET (Details 1) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2015	$ 4,880,305
2016	703,268
2017	599,198
2018	326,800
Intangible assets, Total	$ 6,509,571	$ 11,817,596